Stockholders' equity - Private Placement (Details) - Related party - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	May 31, 2025	Sep. 30, 2025
Pre-Funded Warrants
Private Placement Offering
Warrants exercise price		$ 0.001
Private Placement
Private Placement Offering
Issuance of common stock and pre-funded warrants	$ 9.1
Cash fee payment to the placement agent	0.4
Offering expenses	$ 0.5
Shares issued (in shares)	861,758
Original issue price, per share	$ 7.81
Private Placement | Pre-Funded Warrants
Private Placement Offering
Original issue price, per share	$ 7.799
Number of pre-funded warrants	418,651